Income Taxes (Tables)	6 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of loss before provision for income taxes
	Six months ended December 31,
	2018	2017
	(unaudited)	(unaudited)
Cayman and BVI	$(2,777,778)	$(687,030)
PRC	(293,935)	(2,007,365)
	$(3,071,713)	$(2,694,395)

Schedule of deferred tax assets

	December 31, 2018	June 30, 2018
Deferred tax assets	(unaudited)
Allowance for doubtful accounts	$2,822,794	$2,972,087
Accrued claims charges	780,321	611,363
Impairment loss of long-lived assets	393,673	393,673
Net operating loss carryforward in China	228,488	145,641
Net operating loss carryforward in the U.S.	-	62,852
Valuation allowance	(4,225,276)	(4,185,616)
Total net deferred tax assets	$-	$-